Consolidated Statements of Profit or Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income from principal activities
Income from wealth management services	$ 16,763,545	$ 5,692,056	$ 122,711
Cost of income	(11,135,797)	(3,671,398)	(75,785)
Gross profit	5,627,748	2,020,658	46,926
Operating expenses:
Selling and promotion	(41,411)	(39,799)	(57,883)
General and administrative	(4,254,719)	(3,536,092)	(3,238,964)
Total operating expenses	(4,296,130)	(3,575,891)	(3,296,847)
Profit (loss) from operation	1,331,618	(1,555,233)	(3,249,921)
Other income and expenses
Other income	1,041,062	40,588	32,372
Loss on exchange differences		(1,199)	(4,058)
Share purchase warrants expenses	(6,047,848)	(10,176,995)	(6,063,086)
Finance costs	(4,241)	(8,464)	(1,941,894)
Total other income and expense, net	(5,011,027)	(10,146,070)	(79,976,666)
Loss before income tax expense from continuing operations	(3,679,409)	(11,701,303)	(11,226,587)
Income tax expense		(218,035)	(8,061)
Loss for the year from continuing operation	(3,679,409)	(11,919,338)	(11,234,648)
Discontinued operation
Loss from discontinued operation		(9,763,190)	(3,193,385)
Gain on disposal of discontinued operation		1,515,177
Total discontinued operation		(8,248,013)	(3,195,385)
Loss for the year	(3,679,409)	(20,167,351)	(14,428,033)
Other comprehensive (loss) income
Foreign operations – foreign currency translation differences	(35,052)	(279,484)	602,104
Total comprehensive loss for the year	(3,714,461)	(20,446,835)	(13,825,929)
Loss for the year attributable to owners of the Company:
Loss from continuing operation	(3,679,409)	(12,308,656)	(11,254,638)
Loss from discontinued operation		(8,248,013)	(3,185,002)
Loss attributable to owners of the Company	(3,679,409)	(20,556,669)	(14,439,639)
Profit for the year attributable to non-controlling interests
Profit from continuing operation		389,318	19,990
Loss from discontinued operation			(8,384)
Profit attributable to owners of non-controlling interests		389,318	11,606
Profit (Loss) for the year	(3,679,409)	(20,167,351)	(14,428,033)
Total comprehensive loss for the year attributable to:
Owners of the Company	(3,714,461)	(20,836,153)	(13,837,535)
Non-controlling interests		389,318	11,606
Total comprehensive loss for the year	$ (3,714,461)	$ (20,446,835)	$ (13,825,929)
Loss per share attributable to owners of the Company - basic and diluted
continuing operation (in Dollars per share)	$ (0.11)	$ (0.44)	$ (0.62)
Diluted from continuing operations (in Dollars per share)	(0.11)	(0.44)	(0.62)
discontinued operation (in Dollars per share)		(0.31)	(0.17)
Diluted from discontinued operations (in Dollars per share)		(0.31)	(0.17)
owners of the Company (in Dollars per share)	(0.11)	(0.75)	(0.79)
Diluted owners of the Company (in Dollars per share)	$ (0.11)	$ (0.75)	$ (0.79)
Weighted average number of shares outstanding
Weighted average number of shares Basic (in Shares)	34,706,179	26,990,679	18,299,309
Weighted average number of shares Diluted (in Shares)	34,706,179	26,990,679	18,299,309